Convertible Preferred shares, shareholders' (Deficit) and Equity incentive Plan (Details 3) - 2021 Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 12,001	$ 3,956	$ 221
Cost of revenue
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	85	10	2
Research and development
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	4,192	507	79
Sales and marketing
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	1,287	442	22
General and administrative
Convertible Preferred Shares Shareholders Deficit And Equity Incentive Plan [Line Items]
Total share-based compensation expense	$ 6,437	$ 2,997	$ 118